Debt and financing arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Schedule of financing structure
The financing structure at December 31, 2014 was:

	Commitment	Issued and outstanding (a)	Drawn
2006 Junior Subordinated Deferrable Debentures	$150,000	$150,000	$150,000
2007 Junior Subordinated Deferrable Debentures	200,000	139,800	139,800
Flagstone 2006 Junior Subordinated Deferrable Debentures	135,727	135,727	135,727
Flagstone 2007 Junior Subordinated Deferrable Debentures	113,750	113,750	113,750
Total debentures payable	599,477	539,277	539,277
2010 Senior Notes due 2040	250,000	250,000	247,306
Total debentures and senior notes payable	849,477	789,277	786,583
$400,000 syndicated unsecured letter of credit facility	400,000	—	—
$525,000 syndicated secured letter of credit facility	525,000	276,455	—
$200,000 secured bi-lateral letter of credit facility	200,000	15,649	—
Talbot FAL facility	25,000	25,000	—
PaCRe senior secured letter of credit facility	10,000	294	—
AlphaCat Re secured letter of credit facility	30,000	30,000	—
IPC bi-lateral facility	40,000	15,897	—
$375,000 Flagstone bi-lateral facility	375,000	198,389	—
Total credit and other facilities	1,605,000	561,684	—
Total debt and financing arrangements	$2,454,477	$1,350,961	$786,583
The financing structure at December 31, 2013 was:

	Commitment	Issued and outstanding (a)	Drawn
2006 Junior Subordinated Deferrable Debentures	$150,000	$150,000	$150,000
2007 Junior Subordinated Deferrable Debentures	200,000	139,800	139,800
Flagstone 2006 Junior Subordinated Deferrable Debentures	137,866	137,866	137,866
Flagstone 2007 Junior Subordinated Deferrable Debentures	113,750	113,750	113,750
Total debentures payable	601,616	541,416	541,416
2010 Senior Notes due 2040	250,000	250,000	247,198
Total debentures and senior notes payable	851,616	791,416	788,614
$400,000 syndicated unsecured letter of credit facility	400,000	—	—
$525,000 syndicated secured letter of credit facility	525,000	358,567	—
$200,000 secured bi-lateral letter of credit facility	200,000	16,726	—
Talbot FAL facility	25,000	25,000	—
PaCRe senior secured letter of credit facility	10,000	294	—
AlphaCat Re secured letter of credit facility	24,800	24,800	—
IPC bi-lateral facility	40,000	20,177	—
$375,000 Flagstone bi-lateral facility	375,000	305,686	—
Total credit and other facilities	1,599,800	751,250	—
Total debt and financing arrangements	$2,451,416	$1,542,666	$788,614

(a)	Indicates utilization of commitment amount, not necessarily drawn borrowings.

Components of finance expenses
Finance expenses consist of interest on the junior subordinated deferrable debentures and senior notes, the amortization of debt offering costs, credit facilities fees, bank charges, AlphaCat financing fees and Talbot FAL costs as follows:

	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
2006 Junior Subordinated Deferrable Debentures	$8,868	$8,868	$6,964
2007 Junior Subordinated Deferrable Debentures	7,341	7,341	8,922
Flagstone 2006 Junior Subordinated Deferrable Debentures	9,001	8,259	459
Flagstone 2007 Junior Subordinated Deferrable Debentures	7,129	6,222	327
2010 Senior Notes due 2040	22,388	22,388	22,388
Credit facilities	5,516	6,544	11,999
Bank charges	427	507	269
AlphaCat ILS funds fees (a)	3,530	3,866	2,432
Talbot FAL Facility	(346)	182	97
Total finance expenses	$63,854	$64,177	$53,857

(a)	Includes finance expenses incurred by AlphaCat Managers, Ltd. in relation to fund raising for the AlphaCat ILS funds, AlphaCat 2015, AlphaCat 2014 and AlphaCat 2013.

Debt Information At Issuance [Member]
Debt Instrument [Line Items]
Summary of key terms of debt instruments
The following table summarizes the key terms of the Company's senior notes and junior subordinated deferrable debentures as at the issuance date for each placement.

Description	Issuance date	Commitment	Maturity date	Fixed/Spread		Interest payments due
2006 Junior Subordinated Deferrable Debentures	June 15, 2006	$150,000	June 15, 2036	9.069%	(a)	Quarterly
Flagstone 2006 Junior Subordinated Deferrable Debentures	August 23, 2006	$135,727	September 15, 2036	3.540%	(b)	Quarterly
2007 Junior Subordinated Deferrable Debentures	June 21, 2007	$200,000	June 15, 2037	8.480%	(a)	Quarterly
Flagstone 2007 Junior Subordinated Deferrable Debentures	June 8, 2007	$88,750	July 30, 2037	3.000%	(b)	Quarterly
Flagstone 2007 Junior Subordinated Deferrable Debentures	September 20, 2007	$25,000	September 15, 2037	3.100%	(b)	Quarterly
2010 Senior Notes due 2040	January 26, 2010	$250,000	January 26, 2040	8.875%	(a)	Semi-annually in arrears

(a)	Fixed interest rate.

(b)	Variable interest rate is the three-month LIBOR, reset quarterly, plus spread as noted in the table.

Debt Outstanding [Member]
Debt Instrument [Line Items]
Summary of key terms of debt instruments
The following table summarizes the key terms of the Company's senior notes and junior subordinated deferrable debentures as at December 31, 2014:

Description	Issuance date	Commitment	Maturity date	Fixed/Spread		Interest payments due
2006 Junior Subordinated Deferrable Debentures	June 15, 2006	$150,000	June 15, 2036	5.831%	(b)	Quarterly
Flagstone 2006 Junior Subordinated Deferrable Debentures	August 23, 2006	$135,727	September 15, 2036	6.463%	(b)	Quarterly
2007 Junior Subordinated Deferrable Debentures	June 21, 2007	$200,000	June 15, 2037	5.180%	(b)	Quarterly
Flagstone 2007 Junior Subordinated Deferrable Debentures	June 8, 2007	$88,750	July 30, 2037	5.900%	(b)	Quarterly
Flagstone 2007 Junior Subordinated Deferrable Debentures	September 20, 2007	$25,000	September 15, 2037	5.983%	(b)	Quarterly
2010 Senior Notes due 2040	January 26, 2010	$250,000	January 26, 2040	8.875%	(a)	Semi-annually in arrears

(a)	Fixed interest rate.

(b)	Interest rate has been fixed as a result of interest rate swap contracts entered into by the Company.